Stockholders’ Equity - Schedule of Common Stock Warrant Activity (Details)	12 Months Ended
Dec. 31, 2024 shares
Legacy Abpro Common Stock Warrants [Member]
Schedule of Common Stock Warrant Activity [Line Items]
Outstanding as of December 31, 2023	2,034
Expired at the Merger	(2,034)
Common stock warrants of ACAB acquired in Merger
Outstanding as of December 31, 2024
Private Warrants [Member]
Schedule of Common Stock Warrant Activity [Line Items]
Outstanding as of December 31, 2023
Expired at the Merger
Common stock warrants of ACAB acquired in Merger	461,667
Outstanding as of December 31, 2024	461,667
Public Warrants [Member]
Schedule of Common Stock Warrant Activity [Line Items]
Outstanding as of December 31, 2023
Expired at the Merger
Common stock warrants of ACAB acquired in Merger	500,000
Outstanding as of December 31, 2024	500,000